Defined Benefit Plans - Summary of Principal Actuarial Assumptions (Detail)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Supplemental pension plan [member]
Disclosure of defined benefit plans [line items]
Expected return on plan assets		3.90%
Discount rate - beginning of year	3.90%	4.00%
Discount rate - end of year		3.90%
Rate of salary escalation		2.00%
Average remaining service period of active employees expected to receive benefits		7 years 1 month 6 days
Greece [member] | Defined Benefit Pension Plans [member]
Disclosure of defined benefit plans [line items]
Discount rate - beginning of year	1.60%	2.00%
Discount rate - end of year	1.70%	1.60%
Rate of salary escalation	2.80%	2.80%
Turkey [member] | Defined Benefit Pension Plans [member]
Disclosure of defined benefit plans [line items]
Discount rate - beginning of year	10.50%	10.50%
Discount rate - end of year	11.00%	10.50%
Rate of salary escalation	6.50%	6.00%
Canada [member] | Defined Benefit Pension Plans [member]
Disclosure of defined benefit plans [line items]
Expected return on plan assets	3.90%	3.90%
Discount rate - beginning of year	3.90%	4.00%
Discount rate - end of year	3.40%	3.90%
Rate of salary escalation	2.00%	2.00%
Average remaining service period of active employees expected to receive benefits	8 years 2 months 12 days	7 years 1 month 6 days
Canada [member] | Supplemental pension plan [member]
Disclosure of defined benefit plans [line items]
Expected return on plan assets	3.90%
Discount rate - beginning of year	3.90%
Discount rate - end of year	3.40%	3.90%
Rate of salary escalation	2.00%
Average remaining service period of active employees expected to receive benefits	8 years 2 months 12 days